SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Mar. 15, 2022 unit shares	Mar. 15, 2022 USD ($) unit shares	Mar. 14, 2022 USD ($) agreement $ / shares shares	Nov. 29, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes				$ 1,860	$ 1,860	$ 0
Common shares transferred (in shares) | shares				7,000,000
Brookfield Business Partners
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes					$ 1,860
Special distribution
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes			$ 221
Special distribution | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares			73,100,000
Number of partnership units issued upon conversion of shares (in units) | unit	1	1
Notice period for redemption of all outstanding shares	60 days
Special distribution | Class C Non-Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued through conversion of shares (in shares) | shares			25,800,000
Special distribution | Class B Multiple Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares			1
Special distribution | Brookfield and its subsidiaries, other than entities within the group | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares distributed (in shares) | shares			34,900,000
Special distribution | Brookfield Business Partners L.P.
Disclosure of non-adjusting events after reporting period [line items]
Number of credit agreements expected to entered into | agreement			2
Special distribution | Brookfield Business Partners L.P. | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares distributed (in shares) | shares			38,200,000
Special distribution | Shareholders, excluding Brookfield
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held		9.00%
Special distribution | Shareholders, excluding Brookfield | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of issued and outstanding shares held	35.30%	35.30%
Special distribution | Brookfield
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held		16.00%
Special distribution | Brookfield | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of issued and outstanding shares held	64.70%	64.70%
Special distribution | Brookfield Business Partners L.P. | Class A Exchangeable Subordinate Voting Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares received per two limited partnership units held (in shares) | shares	1	1
Special distribution | Brookfield Business Partners L.P. | Brookfield Business Corporation
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held in subsidiary		75.00%
Special distribution | Shareholders
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held		25.00%
Special distribution | Brookfield and Brookfield Business Partners L.P.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of voting rights held		91.00%
Borrowings transaction | Brookfield Business Partners L.P.
Disclosure of non-adjusting events after reporting period [line items]
Term of credit facility			10 years
Maximum borrowing capacity			$ 1,000
Borrowings transaction | Brookfield Business Partners L.P. | Brookfield Business Corporation
Disclosure of non-adjusting events after reporting period [line items]
Term of credit facility			10 years
Maximum borrowing capacity			$ 1,000
Equity commitment
Disclosure of non-adjusting events after reporting period [line items]
Equity commitment amount			$ 2,000
Equity commitment, subscription of Class C Shares, days listed for exchangeable shares prior to call date			5 days
Equity commitment, subscription of preferred shares, price (in dollars per share) | $ / shares			$ 25.00
Equity commitment, minimum amount per tranche			$ 10
Credit guarantee agreement | Brookfield Business Partners | Bilateral Credit Facilities
Disclosure of non-adjusting events after reporting period [line items]
Provision of related party guarantee by entity		$ 2,075
Credit guarantee agreement | Brookfield Business Partners | Revolving Acquisition Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Provision of related party guarantee by entity		$ 1,000